ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (146,084)	$ (361,307)	$ (302,002)
Other comprehensive loss:
Other comprehensive loss	(1,078)	(5,890)	(21,538)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(133,517)	(326,451)	(252,555)
Other comprehensive loss:
Foreign currency translation adjustments	(985)	(5,535)	(18,012)
Other comprehensive loss	(985)	(5,535)	(18,012)
Total comprehensive loss	$ (134,502)	$ (331,986)	$ (270,567)